March 29, 2019

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Ultra Short Income Fund
 1933 Act File No.: 33-09634
 1940 Act File No.: 811-04888
 CIK No.: 0000804887

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 50 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 26, 2019.

Please address any comments or questions to my attention at 412-236-3018.

Sincerely,

/s/ Nicole B. Evoy
Nicole B. Evoy
Analyst/Paralegal